FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Schedule of consolidated derivatives financial instruments that are registered with B3 and classified as swaps and that do not require margin deposits

			Accumulated effects from fair value
	Notional Value		Amount receivable (payable)
Description	12.31.21	12.31.20	12.31.21	12.31.20
Assets position	285,243	411,650	60,884	69,416

Foreign Currency	243,812	316,322	116	1,265
US$ (1)	148,060	97,753	—	306
EUR (1)	90,114	91,863	—	888
NDF US$ (3)	5,638	126,706	116	71

Floating rate	—	44,560	—	127
CDI (1)	—	44,560	—	127

Inflation rates	41,431	50,768	60,768	68,024
IPCA (2)	41,431	50,768	60,768	68,024

Liabilities position	(285,243)	(411,650)	(73,560)	(74,980)

Floating rate	(279,605)	(240,384)	(73,560)	(67,609)
CDI (1) (2)	(279,605)	(240,384)	(73,560)	(67,609)

Fixed rate	(5,638)	(126,706)	—	(6,662)
NDF US$ (3)	(5,638)	(126,706)	—	(6,662)

Foreign Currency	—	(44,560)	—	(709)
US$ (1)	—	(44,560)	—	(709)

	Assets position		60,884	69,416
	Current		6,451	5,902
	Non-current		54,433	63,514

	Liabilities position		(73,560)	(74,980)
	Current		(4,538)	(8,864)
	Non-current		(69,022)	(66,116)
	Amounts payable, net		(12,676)	(5,564)
(1)

Foreign currency swaps (Euro and CDI x Euro) (R$88,168)) and (US$ and CDI x US$) (R$147,271) - maturing through February 21, 2022 to hedge currency risk affecting net amounts payable (carrying amount R$89,918 in Euros and LIBOR) and receivables (carrying amount R$147,769 in US$).

(2)	IPCA x CDI swaps (R$226,360) - maturing in 2033 to hedge risk of change pegged to IPCA (carrying amount R$226,360).
(3)

NDF US$ x R$ (R$29,592) - forward operations contracted with maturity up to January 27, 2022, with the objective of protecting against risks of exchange rate variations in service contracts (book value of R$ R$29,592 in dollars).

Schedule of breakdown of swaps maturing after December 31, 2021

							Amount
	Maturing in						receivable
						2027	(payable) on
Swap contract	2022	2023	2024	2025	2026	onwards	12.31.21
Foreign currency x CDI	(4,559)	—	—	—	—	—	(4,559)
CDI x Foreign Currency	—	—	—	—	—	—	—
IPCA x CDI	6,356	5,462	5,136	4,813	4,482	(34,482)	(8,233)
NDF US$ x Fixed rate	116	—	—	—	—	—	116
Total	1,913	5,462	5,136	4,813	4,482	(34,482)	(12,676)

Schedule of sensitivity analysis net exposure

Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (assets position)	Derivatives (depreciation risk EUR)	88,168	110,209	132,251
Payables in EUR	Debt (appreciation risk EUR)	(112,764)	(140,955)	(169,146)
Receivables in EUR	Debt (depreciation risk EUR)	22,847	28,558	34,270
	Net Exposure	(1,749)	(2,188)	(2,625)

Hedge (assets position)	Derivatives (depreciation risk US$)	147,271	184,089	220,907
Payables in US$	Debt (appreciation risk US$)	(365,628)	(457,034)	(548,441)
Receivables in US$	Debt (depreciation risk US$)	217,859	272,324	326,788
	Net Exposure	(498)	(621)	(746)

Hedge (assets position)	Derivatives (risk of decrease in IPCA)	226,360	208,711	193,191
Debt in IPCA	Debt (risk of increase in IPCA)	(226,360)	(208,711)	(193,191)
	Net Exposure	—	—	—

Hedge (assets position)	Derivatives (depreciation risk US$)	29,592	36,990	44,388
OPex in US$	OPex (appreciation risk US$)	(29,592)	(36,990)	(44,388)
	Net Exposure	—	—	—

Hedge (CDI position)
Hedge US$ and EUR (liabilities position)	Derivatives (risk of decrease in CDI)	300,085	282,435	266,916
Hedge IPCA (liabilities position)	Derivatives (risk of increase in CDI)	(178,461)	(178,461)	(178,461)
	Net Exposure	121,624	103,974	88,455
Total net exposure in each scenario		119,377	101,165	85,084

Net effect on changes in current fair value		—	(18,212)	(34,293)

Schedule of sensitivity analysis assumptions

Risk Variable	Probable	25% depreciation	50% depreciation
US$	5.5805	6.9756	8.3708
EUR	6.3208	7.9128	9.4954
IPCA	10.06%	12.58%	15.09%
IGPM	17.78%	22.23%	26.67%
CDI	9.15%	11.44%	13.73%

Schedule of composition of financial assets and liabilities

		Fair value	Book value		Fair value
	Classification by category	hierarchy	12.31.21	12.31.20	12.31.21	12.31.20
Financial Assets
Current
Cash and cash equivalents (Note 3)	Amortized cost		6,448,483	5,762,081	6,448,483	5,762,081
Financial investments (note 4)	Amortized cost		30,109	—	30,109	—
Trade accounts receivable (Note 5)	Amortized cost		8,100,269	8,182,667	8,100,269	8,182,667
Derivative transactions (Note 32)	Measured at fair value through OCI	Level 2	6,451	5,902	6,451	5,902
Sale of real estate and other receivables (Note 11)	Amortized cost		132,963	120,105	132,963	120,105
Related-party receivables (Note 29)	Amortized cost		301,427	72,340	301,427	72,340

Non-current
Financial investments (note 4)	Amortized cost		37,238	46,280	37,238	46,280
Trade accounts receivable (Note 5)	Amortized cost		470,882	379,898	470,882	379,898
Derivative transactions (Note 32)	Measured at fair value through OCI	Level 2	54,433	63,514	54,433	63,514
Sale of real estate and other receivables (Note 11)	Amortized cost		97,523	89,803	97,523	89,803
Related-party receivables (Note 29)	Amortized cost		364,861	495	364,861	495
Total financial assets			16,044,639	14,723,085	16,044,639	14,723,085

Financial Liabilities
Current
Trade accounts payable, net (Note 17)	Amortized cost		7,132,402	6,613,004	7,132,402	6,613,004
Loans, financing and leases (Note 21)	Amortized cost		224,606	375,756	224,606	375,772
Loans, financing and leases (Note 21)	Measured at fair value through profit or loss	Level 2	2,907,481	2,262,048	2,907,481	2,262,048
Debentures (Note 21)	Amortized cost		1,028,463	1,044,668	1,028,787	1,030,528
5G Licenses (Note 21)	Amortized cost		2,746,342	—	2,746,342	—
Derivative transactions (Note 32)	Measured at fair value through OCI	Level 2	4,538	8,864	4,538	8,864
Liabilities with ANATEL (Note 23)	Amortized cost		47,976	52,466	47,976	52,466
Amounts to be refunded to customers (Note 23)	Amortized cost		43,964	44,973	43,964	44,973
Liabilities with related parties (Note 29)	Amortized cost		134,221	33,244	134,221	33,244

Non-current
Loans, financing and leases (Note 21)	Amortized cost		4	51	4	49
Loans, financing and leases (Note 21)	Measured at fair value through profit or loss	Level 2	8,322,618	8,556,735	8,322,618	8,556,735
Debentures (Note 21)	Amortized cost		—	999,908	—	986,662
5G Licenses (Note 21)	Amortized cost		1,704,464	—	1,704,464	—
Derivative transactions (Note 32)	Measured at fair value through OCI	Level 2	69,022	66,116	69,022	66,116
Liabilities with ANATEL (Note 23)	Amortized cost		517,147	471,140	517,147	—
Liabilities with related parties (Note 29)	Amortized cost		3,640	587	3,640	587
Total financial liabilities			24,886,888	20,529,560	24,887,212	20,031,048

Schedule of Company's ratio of consolidated debt to shareholders' equity

	12.31.21	12.31.20
Cash and cash equivalents	6,448,483	5,762,081
Financial investments	30,109	—
Accounts receivable - FIDC	25,071	1,975
Loans, financing, debentures, leases and 5G Licenses	(16,933,978)	(13,239,166)
Derivative transactions, net	(12,676)	(5,564)
Net debt	10,442,991	7,480,674
Net equity	70,006,196	69,556,764
Net debt-to-equity ratio	14.92%	10.75%